Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) - $ / shares shares in Thousands	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Cash dividends declared, per share (in dollars per share)	$ 2.2	$ 2.2	$ 2.00
Stock option exercises, shares	4,160	1,800	2,000
Repurchases of common stock, shares	10,000	0	1,000
Issuance of stock under Employee Stock Purchase Plan and other plans, shares	100	200	200
Treasury shares retirement, shares			159,300